Equity	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of Detailed Information About Share Capital
Detailed breakdown
Share capital

Number of shares	As of
	2023/12/31	2024/12/31
Ordinary shares issued (€0.25 par value per share)	49,834,983	49,996,185
Convertible preferred shares registered	0	0
Total shares issued	49,834,983	49,996,185
Less treasury shares	0	0
Outstanding shares	49,834,983	49,996,185

Equity	EQUITY
Accounting policies
Share capital comprises ordinary shares and ordinary shares with double voting rights classified in equity. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in the share premium.
The Group has a liquidity agreement, contracted to an investment service provider. Purchases and sales of the Company's shares carried out under the contract are recognized directly in shareholders’ equity under treasury shares. See Note 18 - “Other financial assets”
Equity	EQUITY
Accounting policies
Share capital comprises ordinary shares and ordinary shares with double voting rights classified in equity. Costs directly attributable to the issue of ordinary shares or share options are recognized as a reduction in the share premium.
The Group has a liquidity agreement, contracted to an investment service provider. Purchases and sales of the Company's shares carried out under the contract are recognized directly in shareholders’ equity under treasury shares. See Note 18 - “Other financial assets”
Detailed breakdown
Share capital

Number of shares	As of
	2023/12/31	2024/12/31
Ordinary shares issued (€0.25 par value per share)	49,834,983	49,996,185
Convertible preferred shares registered	0	0
Total shares issued	49,834,983	49,996,185
Less treasury shares	0	0
Outstanding shares	49,834,983	49,996,185
Ordinary shares are classified under shareholders' equity. Any shareholder, regardless of nationality, whose shares are fully paid-in and registered for at least two years, is entitled to double voting rights under the conditions prescribed by law (Article 32 of the Company's bylaws).

Changes in share capital in 2024
Ordinary shares increased by 161,202 in 2024. This is due to the following reasons:
•AGA: 27,500 free shares were vested and converted to ordinary shares. Refer to Note 9 - "Share-based compensation".
•SO: 18,400 stock options were exercised. Refer to Note 9 - "Share-based compensation".
•OCEANEs: 20,964 bonds were converted into 115,302 common shares. Refer to Note 20 - "Loans and Borrowings".
At December 31, 2024, the remaining unused authorizations to issue additional share-based compensation or other share-based instruments (stock options, free shares and share warrants) represent a total of 725,000 shares.
Currency Translation Adjustment
As of December 31, 2024, the currency translation adjustments on the consolidated statement of financial position amount to €347 (compared to €996 as of December 31, 2023). For the year ended December 31, 2024, exchange differences on translation of foreign operations on the consolidated statement of other comprehensive income (loss) amount to €(649) (compared to €2,340 for the year ended December 31, 2023). The currency translation differences arise from the application of IAS 21 when converting the functional currencies of the Group's subsidiaries (i.e. the US dollar for GENFIT Corp and the Swiss franc for Versantis AG) into euros at each closing. The change period over period stems from the change of these two currencies' foreign exchange rates against the euro.